BALANCE SHEET COMPONENTS (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Property and Equipment, Net	Useful lives by asset category are as follows:

Computer and software	3 to 7 years
Equipment	3 to 7 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life (10 years)
Internal-Use Software	2 years
Property and equipment, net, consist of the following as of December 31, 2022 and 2021 (in thousands):

	December 31,	December 31,
	2022	2021
Computer and software	$37,517	$7,638
Equipment	765	566
Leasehold improvements	922	681
Property and equipment, gross	39,204	8,885
Less: accumulated depreciation and amortization	(7,541)	(1,237)
Property and equipment, net	$31,663	$7,648

Prepaid and Other Current Assets
Prepaid and other current assets, consist of the following as of December 31, 2022 and 2021 (in thousands):

	December 31,	December 31,
	2022	2021
Prepaid expenses	$7,092	$3,345
Related party receivables	18,783	1,367
Other current assets	1,383	1,551
Total Prepaid expenses and other current assets	$27,258	$6,263

Schedule of Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consist of the following as of December 31, 2022 and 2021 (in thousands):

	December 31,	December 31,
	2022	2021
Employee payables	$14,482	$15,191
Other short-term liabilities	35,014	1,902
Total accrued expenses and other liabilities	$49,496	$17,093